Statement of cash flows - ZAR (R) R in Millions		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement of cash flows
Cash receipts from customers		R 247,982	R 272,017	R 298,698
Cash paid to suppliers and employees		(200,179)	(219,696)	(234,061)
Cash generated by operating activities		47,803	52,321	64,637
Dividends received from equity accounted investments		3,211	1,639	3,765
Finance income received		2,818	3,211	2,242
Finance costs paid	[1]	(7,998)	(8,638)	(7,083)
Tax paid		(7,293)	(10,932)	(13,952)
Cash available from operating activities		38,541	37,601	49,609
Dividends paid	[2]	(28)	(7,633)	(13,754)
Dividends paid to non-controlling shareholders in subsidiaries		(205)	(217)	(433)
Cash retained from operating activities		38,308	29,751	35,422
Additions to non-current assets		(25,983)	(30,428)	(30,247)
additions to property, plant and equipment		(25,345)	(30,074)	(30,726)
additions to other intangible assets		(68)	(85)	(128)
(decrease)/increase in capital project related payables		(570)	(269)	607
Cash contribution to equity accounted investments		(63)	(113)	(95)
Proceeds on disposals and scrappings		372	129	799
Proceeds from assets held for sale		53	9	3
Purchase of investments		(1,055)	(173)	(243)
Proceeds from sale of investments		946	69	156
(Increase)/decrease in long-term receivables	[3]	(156)	(150)	1,393
Cash used in investing activities		(25,886)	(30,657)	(28,234)
Proceeds from long-term debt		471	30,692	95,035
Repayment of long-term debt		(14,060)	(35,468)	(91,564)
Payment of lease liabilities		(3,077)	(2,698)	(2,269)
Proceeds from short-term debt		3,613	2,691	1,787
Repayment of short-term debt		(3,556)	(2,183)	(1,801)
Cash (used in)/generated by financing activities		(16,609)	(6,966)	1,188
Translation effects on cash and cash equivalents		(26)	(633)	2,424
(Decrease)/increase in cash and cash equivalents		(4,213)	(8,505)	10,800
Cash and cash equivalents at the beginning of year		45,262	53,767	42,967
Cash and cash equivalents at the end of the year		R 41,049	R 45,262	R 53,767

[1]	Included in finance costs paid are amounts capitalised to assets under construction a class of Property, plant and equipment (refer to note 16).
[2]	Decrease is as a result of no interim and final dividends declared in 2025 compared to interim dividends declared in 2024.
[3]	Included in the movement in long-term receivables are loans granted R431 million (2024: R298 million), loans repaid R511 million (2024: R357 million) and an increase in long-term restricted cash R236 million (2024: R214 million).